Long-Term Debt And Loans Payable (Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 45,038
2014	86,419
2015	58,487
2016	35,607
2017	142,769
Thereafter	1,220,672
Long-Term Debt Interest Rate Range 0.00% To 0.99% [Member]
Debt Instrument [Line Items]
2013	190
2014	193
2015	193
2016	191
2017	195
Thereafter	1,922
Interest Rate Range, Minimum	0.00%
Interest Rate Range, Maximum	0.99%
Long-Term Debt Interest Rate Range 1.00% To 1.99% [Member]
Debt Instrument [Line Items]
2013	2,350
2014	2,320
2015	2,257
2016	2,139
2017	102,004
Thereafter	16,181
Interest Rate Range, Minimum	1.00%
Interest Rate Range, Maximum	1.99%
Long-Term Debt Interest Rate Range 2.00% To 2.99% [Member]
Debt Instrument [Line Items]
2013	1,133
2014	1,164
2015	1,201
2016	1,230
2017	1,259
Thereafter	11,133
Interest Rate Range, Minimum	2.00%
Interest Rate Range, Maximum	2.99%
Long-Term Debt Interest Rate Range 3.00% To 3.99% [Member]
Debt Instrument [Line Items]
2013	2,345
2014	2,420
2015	2,508
2016	2,581
2017	2,682
Thereafter	144,941
Interest Rate Range, Minimum	3.00%
Interest Rate Range, Maximum	3.99%
Long-Term Debt Interest Rate Range 4.00% To 4.99% [Member]
Debt Instrument [Line Items]
2013	21,888
2014	27,301
2015	310
2016	11,124
2017	11,138
Thereafter	488,896
Interest Rate Range, Minimum	4.00%
Interest Rate Range, Maximum	4.99%
Long-Term Debt Interest Rate Range 5.00% To 5.99% [Member]
Debt Instrument [Line Items]
2013	10,499
2014	51,566
2015	38,504
2016	16,763
2017	14,937
Thereafter	430,592
Interest Rate Range, Minimum	5.00%
Interest Rate Range, Maximum	5.99%
Long-Term Debt Interest Rate Range 6.00% To 6.99% [Member]
Debt Instrument [Line Items]
2015	12,000
2017	8,903
Thereafter	44,000
Interest Rate Range, Minimum	6.00%
Interest Rate Range, Maximum	6.99%
Long-Term Debt Interest Rate Range 7.00% To 7.99% [Member]
Debt Instrument [Line Items]
2013	317
2014	379
2015	409
2016	442
2017	478
Thereafter	33,635
Interest Rate Range, Minimum	7.00%
Interest Rate Range, Maximum	7.99%
Long-Term Debt Interest Rate Range 8.00% To 8.99% [Member]
Debt Instrument [Line Items]
2013	269
2014	376
2015	405
2016	437
2017	473
Thereafter	17,672
Interest Rate Range, Minimum	8.00%
Interest Rate Range, Maximum	8.99%
Long-Term Debt Interest Rate Range 9.00% To 9.99% [Member]
Debt Instrument [Line Items]
2013	6,047
2014	700
2015	700
2016	700
2017	700
Thereafter	25,700
Interest Rate Range, Minimum	9.00%
Interest Rate Range, Maximum	9.99%
Long-Term Debt Interest Rate Range 10.00% To 10.99% [Member]
Debt Instrument [Line Items]
Thereafter	$ 6,000
Interest Rate Range, Minimum	10.00%
Interest Rate Range, Maximum	10.99%